FINANCIAL (EXPENSES) INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended		83 Months Ended	86 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Financial Income And Expenses [Line Items]
Financial income		[1]		[1]	$ 0	$ 0	$ 6	$ 6
Financial (expenses) and bank fees	(1)			[1]	(4)	(2)	(14)	(15)
Exchange rate differences gain (loss)	(4)		(6)		(33)	16	(73)	(77)
Nonoperating Income (Expense), Total	$ (5)		$ (6)		$ (37)	$ 14	$ (81)	$ (86)

[1]	Less than one.